Financial risk management activities	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial risk management activities	Financial risk management activities
Fair value
Fair value is determined using valuation techniques as outlined below, unless the instrument is traded in an active market. Where possible, inputs are based on quoted prices and other market determined variables.
Fair value hierarchy
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly
(derived from prices); and
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
11 Financial risk management activities (continued)
The table below represents financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 30 June 2025.

Financial instrument	Fair value	Carrying value	Fair value	Carrying value	Valuation method	Significant inputs	Fair value hierarchy of inputs
	As at June	As at June	As at December	As at December
	2025	2025	2024	2024
	Unaudited		Audited
At fair value through profit and loss
Contingent consideration asset - Mponeng (2)	19	19	23	23	Probability weighted discounted cash flow	The production plan over the contingent consideration period and discount rates.	Level 3
Contingent consideration asset - Gramalote (2)	26	26	25	25	Probability weighted discounted cash flow	Stage gate payments over the contingent consideration period and discount rates.	Level 3
Contingent consideration asset - Mansala	21	21	—	—	Discounted cash flow	Deferred payment and discount rates.	Level 3
Contingent consideration asset - ABC	13	13	—	—	Probability weighted discounted cash flow	Stage gate payment, production plan over the contingent consideration period and discount rates.	Level 3

At fair value through other comprehensive income
Listed equity investments	85	85	53	53			Level 1

At amortised cost
Borrowings - Rated bonds	1,685	1,743	1,631	1,741			Level 1
Borrowings - Revolving Credit Facilities	360	360	243	243	Discounted cash flow	Market related interest rates	Level 3
Joint venture loan receivable	402	402	463	463	Discounted cash flow	Market related interest rates	Level 3
Deferred consideration asset - Doropo (1)	103	103	—	—	Discounted cash flow	Deferred payments over the consideration period and discount rates.	Level 3
(1) Included in the statement of financial position in current and non-current trade, other receivables and other assets.
(2) The line item description has been changed from deferred consideration asset to contingent consideration asset to align more with the nature of the receivable and to clearly distinguish from receivables that are deferred but not contingent.
Reconciliation of contingent consideration assets
A reconciliation of the contingent consideration asset included in the statement of financial position is set out in the following table:

	As at	As at
	June	December
	2025	2024
US Dollar millions	Unaudited	Audited
Opening balance	48	48
Unwinding of the asset	2	4
Changes in estimates - fair value adjustments (1)	13	3
Part repayment - Mponeng	(18)	(6)
Consideration for Mansala and ABC	34	—
Translation	—	(1)
Closing balance	79	48

(1) Included in the income statement in foreign exchange and fair value adjustments
11 Financial risk management activities (continued)
Sensitivity analysis
Contingent consideration – Mponeng
As at 30 June 2025, the contingent consideration asset ($19m) was valued using a discount rate of 7.3% (2024: 8.0%) and production plans over the period as received from Harmony. The fair value calculated for the contingent consideration asset is level 3 in the fair value hierarchy due to the use of unobservable inputs. As at 30 June 2025, no portion of the contingent consideration related to Harmony developing below infrastructure has been included in the contingent consideration asset as this project is at an early stage.
A reasonable possible change in the number of ounces used in the probability weighted calculation would not have a material impact on the fair value of the contingent consideration asset.
Contingent consideration – Gramalote
As at 30 June 2025, the contingent consideration asset ($26m) was valued using a discount rate of 9.4% (2024: 9.4%) and future stage gate payments as per the purchase agreement. The assumptions used in the valuation included the timing and probability of contingent considerations.
A reasonable possible change in the assumptions used in the probability weighted calculation would not have a material impact on the fair value of the contingent consideration asset.
Contingent consideration – Mansala and ABC
As at 30 June 2025, the contingent consideration asset ($34m) was valued using a discount rate of 9.0% for Mansala and 12.0% for ABC and future contingent considerations as per the purchase agreement. The assumptions used in the valuation included the timing and probability of contingent considerations.
A reasonable possible change in the assumptions used in the probability weighted calculation would not have a material impact on the fair value of the contingent consideration asset.